UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22663

Investment Company Act File Number

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 27, 2013

Date of Fiscal Year End

August 27, 2012

Date of Reporting Period

Item 1. Schedule of Investments

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

August 27, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 96.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.00%, 5/15/14	$19,824	$20,075,686

Total U.S. Treasury Obligations (identified cost $20,059,294)		$20,075,686

Total Investments — 96.4% (identified cost $20,059,294)		$20,075,686

Structured Options — 2.6%* (net premiums receivable $182,933)		$554,876

Other Assets, Less Liabilities — 1.0%		$203,623

Net Assets — 100.0%		$20,834,185

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	See detail attached.

eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, closed-end management investment company. The Trust was organized on February 13, 2012 and remained inactive until May 29, 2012 except for matters relating to its organization and initial sale of 10,000 units of beneficial interest to Eaton Vance Management (EVM), the Trust’s investment adviser and administrator, for $100,000. The Trust issued 2,000,248 units of beneficial interest ($10.00 per unit) in connection with its initial public offering on May 29, 2012. The Trust’s units of beneficial interest are hereinafter referred to as “Units”. The Trust seeks to provide returns based on the price performance of the S&P 500 Composite Stock Price Index (the Index) by entering into over-the-counter private derivative contracts. If the Index appreciates over the investment life of the Trust, the Trust seeks to provide a return on the initial net asset value of the Units equal to the percentage change in the price of the Index, up to a maximum return of 20.5%. If the Index depreciates over the investment life of the Trust by 15% or less, the Trust seeks to return the initial net asset value of the Units. If the Index depreciates by more than 15% over the investment life of the Trust, the Trust seeks to outperform the Index price change by 15% of the initial Index value. The Trust anticipates concluding its investment activities on or about May 21, 2014 (the Termination Date) and making a liquidating cash distribution to Unit holders within seven business days thereafter. The Trust’s fiscal year is based upon a 52-53 week, ending on the last Monday of each May.

Investment Valuation and Other

U.S. Treasury obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices and yields of other U.S. Treasury obligations. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Investment transactions for financial statement purposes are accounted for on a trade date basis.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 27, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,059,294

Gross unrealized appreciation	$16,392
Gross unrealized depreciation	—

Net unrealized appreciation	$16,392

A summary of open financial instruments at August 27, 2012 is as follows:

Over-The-Counter Structured Options

Description	Counterparty	Notional Amount	Expiration Date	Market Value	Net Unrealized Appreciation
Long Call Spread plus Short Put Single Pay Contract(1)	Barclays Bank PLC	$6,667,496	5/21/2014	$184,702	$251,210
Long Call Spread plus Short Put Single Pay Contract(1)	Credit Suisse International	6,767,495	5/21/2014	187,472	254,977
Long Call Spread plus Short Put Single Pay Contract(2)	Morgan Stanley & Co. International PLC	6,667,496	5/21/2014	182,702	231,622

		$20,102,487		$554,876	$737,809

(1)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,606.90 and 3) a written put option with a strike price of $1,132.56.

(2)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,605.57 and 3) a written put option with a strike price of $1,132.56.

The Trust is subject to equity price risk in the normal course of pursuing its investment objective. To achieve its investment objective, the Trust invests substantially all its net assets in U.S. Treasury obligations that mature on or shortly prior to the Termination Date and in structured option contracts that provide for the Trust to pay or receive cash at the contracts’ settlement, which are scheduled to conclude on the Termination Date. The price performance of the Index imbedded in the structured option contracts corresponds to the price performance that the Trust seeks in accordance with its investment objective as previously described. The Trust’s commitments under the structured option contracts are collateralized by its investment in U.S. Treasuries.

At August 27, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $554,876.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 27, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$20,075,686	$—	$20,075,686
Total Investments	$—	$20,075,686	$—	$20,075,686
Structured Options	$—	$554,876	$—	$554,876
Total	$—	$20,630,562	$—	$20,630,562

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012